Equity (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY
Schedule of capital

	12.31.2023	12.31.2022
Capital	12,831,619	10,800,000
(-) Transaction costs, net of taxes
Transaction costs in issuing shares	(14,941)	-
(-) Income tax and social contribution (a)	5,080	-
	12,821,758	10,800,000
(a)	Amounts deducted from taxes payable

Schedule of classes of shares and main shareholders

12.31.2023										Number of shares in units
	Common shares		Preferred shares						Total
			Class "A”		Class “B”		Special class
	number of shares	%	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	358,562,509	27.57	-	-	116,106,174	6.91	1	100.00	474,668,684	15.91
BNDESPAR	131,161,562	10.09	-	-	524,646,248	31.24	-	-	655,807,810	21.99
Other shareholders	810,623,229	62.34	3,128,000	100.00	1,038,582,868	61.85	-	-	1,852,334,097	62.10
	1,300,347,300	100.00	3,128,000	100.00	1,679,335,290	100.00	1	100.00	2,982,810,591	100.00

Schedule of proposed dividend distribution

Balance as of January 1, 2021	353,349
Actuarial liabilities
Post employment benefits	246,626
Taxes on adjustments	(93,881)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(70,569)
Taxes on adjustments	23,994
Actuarial liability - investment realization	(33,205)
Attributed to non-controlling interest	(144)
Balance as of December 31, 2021	426,170
Actuarial liabilities
Post employment benefits	291,740
Taxes on adjustments	(88,548)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(55,322)
Taxes on adjustments	18,809
Actuarial liability - investment realization (a)	(3,541)
Other adjustments
Adjustments on financial assets - subsidiaries	10,295
Taxes on other adjustments	(3,500)
Attributed to non-controlling interest	(2,721)
Balance as of December 31, 2022	593,382
Actuarial liabilities
Post employment benefits	(379,126)
Taxes on adjustments	129,007
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(49,322)
Taxes on adjustments	16,769
Other adjustments
Adjustments on financial assets - subsidiaries	(6,373)
Taxes on other adjustments	2,167
Attributed to non-controlling interest	546
Balance as of December 31, 2023 (b)	307,050
(a) Realization of Copel SER's actuarial gain after the transfer of all employees to Copel's other wholly-owned subsidiaries.
(b) The balance includes R$ 1,424 of adjustment to the equity valuation of the discontinued operation. The variation in the equity valuation adjustment of the discontinued operation in 2023 resulting from actuarial liability adjustments was R$1,650.

Schedule of changes in equity value adjustments

Parent Company
	12.31.2023	12.31.2022	12.31.2021
Calculation basis for dividends
Net income for the year	2,258,810	1,112,007	4,952,573
Legal Reserve (5%)	(112,941)	(55,600)	(247,629)
Realization of equity evaluation adjustment	32,553	36,513	46,575
	2,178,422	1,092,920	4,751,519
Proposed dividends
Interest on own capital - gross value	958,000	970,000	522,809
Interim dividends	-	-	1,197,003
Dividends - PNA shares	-	258	-
Additional proposed dividends	131,211	-	1,368,675
	1,089,211	970,258	3,088,487
Gross value of dividends per class of shares:
Ordinary shares	454,539	357,961	1,120,747
Class “A” preferred shares	1,502	1,407	3,658
Class “B” preferred shares	633,170	610,890	1,964,082
Gross value of dividends per share:
Ordinary shares	0.34557	0.33393	1.06323
Class “A” preferred shares	0.48035	0.44976	1.16956
Class “B” preferred shares	0.38012	0.36732	1.16956

Gross value of dividends per share - Units (a)	1.64173	1.86606	5.74147
(a) The Units program was discontinued in December/2023. The gross value of dividends per Units only considers the advance approved on September 20, 2023.

Schedule of earnings per share - basic and diluted

	Continuing	Discontinued		Continuing	Discontinued		Continuing	Discontinued
	operations	operations	12.31.2023	operations	operations	12.31.2022	operations	operations	12.31.2021
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders
Common shares	863,846	38,574	902,420	455,053	(45,654)	409,399	1,285,033	614,587	1,899,620
Class “A” preferred shares	2,729	116	2,845	1,724	(149)	1,575	4,087	1,821	5,908
Class “B” preferred shares	1,291,502	62,043	1,353,545	781,042	(80,009)	701,033	2,152,765	894,280	3,047,045
	2,158,077	100,733	2,258,810	1,237,819	(125,812)	1,112,007	3,441,885	1,510,688	4,952,573
Basic and diluted denominator
Weighted average of shares (in thousands)
Common shares	1,148,504,091	1,148,504,091	1,148,504,091	1,054,090,460	1,054,090,460	1,054,090,460	1,176,755,935	1,176,755,935	1,176,755,935
Class “A” preferred shares	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,171,194	3,171,194	3,171,194
Class “B” preferred shares	1,679,335,291	1,679,335,291	1,679,335,291	1,679,335,290	1,679,335,290	1,679,335,290	1,556,626,621	1,556,626,621	1,556,626,621
	2,830,967,382	2,830,967,382	2,830,967,382	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750	2,736,553,750

Basic and diluted earnings per share attributable to controlling shareholders
Common shares	0.75215	0.03359	0.78574	0.43170	(0.04331)	0.38839	1.09201	0.52228	1.61429
Class “A” preferred shares	0.87237	0.03694	0.90931	0.55106	(0.04763)	0.50343	1.28802	0.57450	1.86252
Class “B” preferred shares	0.76906	0.03694	0.80600	0.46509	(0.04764)	0.41745	1.38297	0.57450	1.95747